Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,701	$ 1,707	$ 1,650
Accumulated Amortization	570	568	596
Net	1,131	1,139	1,054
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	652	641	623
Accumulated Amortization	121	117	112
Net	531	524	511
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,049	1,066	1,027
Accumulated Amortization	449	451	484
Net	$ 600	$ 615	$ 543